BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 16—Investment in subsidiaries of these consolidated financial statements for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.
GOING CONCERN
These consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
Due to the adverse effects of the ongoing war in Ukraine, including the potential nationalization of the Group’s subsidiary in Ukraine, heightened geopolitical and sanction risks, potential breaches of loan covenants, and constrained liquidity resulting from limited access to capital markets, the Company previously concluded that substantial doubt existed as to its ability to continue as a going concern and the Company may be unable to realize its assets and discharge its liabilities in the normal course of business due to such material uncertainties.
Management has taken actions to address the aforementioned events and conditions that may cast substantial doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Company’s ability to continue as a going concern
•The Group has regained normal access to capital markets and successfully raised new financing during 2025 (US$210 in the form of a syndicated loan and US$200 in private bond placements), to support operations and financial needs (refer to Note 1). Further, after successful listing of Kyivstar Group, the Group received proceeds of US$132 from the initial listing and a further US$140 from a secondary offering completed in February 2026. These transactions have collectively strengthened the Company’s cash position.
•The Company has successfully maintained compliance with loan covenants as of December 31, 2025 and assessed that there is no risk of default based on current internal forecasts and analysis (which considers both including and excluding its Ukraine subsidiaries given the aforementioned risks related to the ongoing war) for the period of twelve months from the date of filing of these consolidated financial statements. Additionally, as a result of operating results, recent successful capital markets and debt financings, the Company believes it has sufficient cash on hand to meet its current obligations due for the period of twelve months from the date of filing of these consolidated financial statements. The Company’s assessment included consideration of forecasted performance, liquidity and covenant compliance under scenarios excluding any potential benefits or dividends from its Ukrainian operations. Cash on hand as of December 31, 2025 is US$1,732 (of which US$458 is in Ukraine).
•While the war continues in Ukraine, during 2025 considerable developments were made to mitigate the country specific risks that impact the Company’s operating entities in Ukraine, including, Kyivstar Group’s listing on Nasdaq in August 2025, the
Cooperation Memorandum with the Ukrainian Government, unfreezing of Kyivstar’s corporate rights in November 2024, and high-level public and private engagements between VEON, Kyivstar and the most senior members of the Ukrainian Government.
Based on these developments and management’s assessment of cash flow projections, available financing facilities, and forecasted compliance with covenants for at least twelve months from the date of filing of these consolidated financial statements, management has concluded that the conditions that previously gave rise to material uncertainty no longer exist. Accordingly, significant doubt about the Company’s ability to continue as a going concern no longer exists.